Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash and cash equivalents [abstract]
Cash	$ 12,050		$ 636	$ 933
Cash equivalents	183,466		0	0
Cash and cash equivalents as presented in the Statement of Financial Position	195,516	$ 8.5	636	933	$ 512
Restricted cash	$ 288		$ 0	$ 0